Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 28,775		$ 27,155	$ 26,350
Total comprehensive income	7,920		7,534	$ 7,139
Total assets	998,493	[1]	915,273
Total liabilities	930,813	[1]	853,648
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	3,615		2,978
Total comprehensive income	173		567
Total assets	80,352		49,077
Total liabilities	$ 73,449		$ 42,943

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).